Interests in associates and joint ventures - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates in the opening balance	€ 98	€ 103	€ 104
Dividends	(3)	(4)	(2)
Share of profits (losses)	3	(2)	8
Impairment		0	0
Change in components of other comprehensive income	3
Changes in the scope of consolidation	1,345	0	2
Translation adjustment	(4)	(12)	(4)
Reclassifications and other items	(3)	13	(5)
Interests in associates in the closing balance	€ 1,440	€ 98	€ 103